dividends per share (Tables)	12 Months Ended
Dec. 31, 2023
dividends per share
Schedule of common share dividends declared

Years ended December 31 (millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2023
Quarter 1 dividend	Mar. 10, 2023	$0.3511	Apr. 3, 2023	$506
Quarter 2 dividend	June 8, 2023	0.3636	July 4, 2023	526
Quarter 3 dividend	Sep. 8, 2023	0.3636	Oct. 3, 2023	529
Quarter 4 dividend	Dec. 11, 2023	0.3761	Jan. 2, 2024	550
		$1.4544		$2,111
2022
Quarter 1 dividend	Mar. 11, 2022	$0.3274	Apr. 1, 2022	$450
Quarter 2 dividend	June 10, 2022	0.3386	July 4, 2022	467
Quarter 3 dividend	Sep. 9, 2022	0.3386	Oct. 3, 2022	480
Quarter 4 dividend	Dec. 9, 2022	0.3511	Jan. 3, 2023	502
		$1.3557		$1,899